CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues (Note 17):
Software	$ 25,351	$ 23,254	$ 23,684
Maintenance and technical support	22,780	22,685	22,384
Consulting services	116,173	99,019	80,312
Total revenues	164,304	144,958	126,380
Cost of revenues:
Software	7,646	6,648	7,439
Maintenance and technical support	2,921	2,949	3,238
Consulting services	89,160	76,296	62,716
Total cost of revenues	99,727	85,893	73,393
Gross profit	64,577	59,065	52,987
Operating costs and expenses:
Research and development, net (Note 14a)	4,750	3,706	2,947
Selling and marketing	24,580	23,066	22,990
General and administrative	14,521	13,166	10,642
Total operating costs and expenses	43,851	39,938	36,579
Operating income	20,726	19,127	16,408
Financial income (expense), net (Note 14b)	(1,786)	(684)	10
Other income (expense), net	(67)	(12)	136
Income before taxes on income	18,873	18,431	16,554
Taxes on income (Note 12)	2,307	1,575	94
Net income	16,566	16,856	16,460
Net income attributable to redeemable non-controlling interests	425	546	184
Net income attributable to non-controlling interests	621	430	93
Net income attributable to Magic Software Enterprises Shareholders	$ 15,520	$ 15,880	$ 16,183
Net earnings per share attributable to Magic Software Enterprises' shareholders (Note 16):
Basic and diluted earnings per share (in dollars per share)	$ 0.36	$ 0.43	$ 0.44